Fair Value of Assets and Liabilities - Schedule of Asset Measured at Fair Value (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Asset Measured at Fair Value [Line Items]
Other investment	$ 2,500,000
Quoted prices in active markets for identical asset (Level 1) [Member]
Schedule of Asset Measured at Fair Value [Line Items]
Other investment
Significant observable inputs other than quoted prices (Level 2) [Member]
Schedule of Asset Measured at Fair Value [Line Items]
Other investment
Significant unobservable inputs (Level 3) [Member]
Schedule of Asset Measured at Fair Value [Line Items]
Other investment	$ 2,500,000